PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant and Equipment Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 2,802,332		¥ 2,231,805	$ 429,477
Less: accumulated depreciation	(224,348)		(314,151)	(34,383)
Impairment charges	(18,793)	$ (2,881)	(18,793)
Property, plant and equipment after impairment	2,559,191		1,898,861	392,213
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,801		277,569	2,575
Medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	368,609		458,843	56,492
Electronic and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,409		20,983	2,515
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,713		2,993	569
Leasehold improvement and building improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76,114		80,922	11,665
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 2,320,686		¥ 1,390,495	$ 355,661